Other Assets (Tables)	6 Months Ended
Jun. 30, 2022
Other Assets Current And Non Current [Abstract]
Summary of Other Assets

	December 31,	June 30,
	2021	2022
Current
Prepayments	$2,733,753	$2,160,016
Refundable deposits	879,093	84,230

	$3,612,846	$2,244,246